Loss Per Share (Details) - Schedule of basic and diluted net income (loss) per ordinary share ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	6 Months Ended
	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares
Numerator:
Net loss (in Dollars and Yuan Renminbi)	¥ (31,454)	$ (4,561)	¥ (39,244)
Denominator:
Weighted average number of ordinary shares outstanding	90,472,014	90,472,014	90,472,014
Basic net loss per ordinary share (in Dollars per share and Yuan Renminbi per share) | (per share)	¥ (0.348)	$ (0.05)	¥ (0.434)